united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center 1209 Orange St. Wilmington DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-940-7202

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Fair Value
	REAL ESTATE INVESTMENTS (93.9%)

	Private Investment Funds * (86.2%)
2,220	AEW Core Property Trust (U.S.), Inc.	$2,203,762
17	American Core Realty Fund, LP	2,025,563
17,484	Barings Core Property Fund LP	2,222,520
n/a	BlackRock US Core Property Fund, LP	2,857,418
1,453,446	CBRE U.S. Core Partners, LP	1,980,901
1,402	Clarion Lion Properties Fund, LP	1,998,042
n/a	Guggenheim Real Estate U.S. Property Fund LP	2,830,890
15	Invesco Core Real Estate USA, LP	2,623,865
1,313	MEPT Edgemoor LP	2,622,757
1,451	Prologis Targeted U.S. Logistics Holdings, LP	2,055,854
1,719	Prudential PRISA LP	2,634,327
12,794	RREEF America REIT II, Inc.	1,522,044
22	Sentinel Real Estate Fund, LP	1,890,772
1,265	Stockbridge Smart Markets Fund, LP	1,901,480
238	UBS Trumbull Property Fund LP	2,608,525
n/a	USAA US Government Building Fund	2,030,410
	Total Private Investment Funds (Cost $34,770,227)	36,009,130

	Public Non-Traded Funds (7.7%)
170,458	Black Creek Diversified Property Fund (Class I)	1,262,669
167,240	Jones Lang LaSalle Income Property Trust, Inc. (Class M-I)	1,966,743
	Total Public Non-Traded Funds (Cost $3,165,268)	3,229,412
	TOTAL REAL ESTATE INVESTMENTS (Cost $37,935,495)	39,238,542

	SHORT-TERM INVESTMENT (5.6%)
	Money Market Fund (5.6%)
2,348,159	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.20% +	2,348,159
	(Cost $2,348,159)

	TOTAL INVESTMENTS (99.5%)
	(Cost $40,283,654)**	41,586,701

	OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)	181,729
	NET ASSETS (100.0%)	$41,768,430

	LP - Limited Partnership
	+ Interest rate reflects seven-day effective yield on January 31, 2018.
	* Fair value estimated using Fair Valuation Procedures adopted by the Board of Trustees as discussed in the notes.
	** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,232,525 which differs from the fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$1,362,782
	Unrealized depreciation:	(8,606)
	Net unrealized appreciation:	$1,354,176

PREDEX

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2018

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts. Actual values could differ from those estimates.

Security Transactions – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Security Valuation – The Fund uses fair valuation procedures to value a substantial portion of its assets. The Fund uses fair value procedures when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private Investment Funds – The Fund invests a significant portion of its assets in Private Investment Funds (each a “Private Fund” and collectively, the “Private Funds”). The Private Funds measure their real estate investments at fair value, and report a NAV per share on a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market.

Fair Value Process – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

PREDEX

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2018

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets measured at fair value:

Investments *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Funds	$ 3,229,412	$ -	$ 36,009,130	$ 39,238,542
Short-Term Investments	2,348,159	-	-	2,348,159
Total	$ 5,577,571	$ -	$ 36,009,130	$ 41,586,701

* Refer to the Portfolio of Investments for a more detailed account of the Fund’s holdings.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Private Real Estate Investment Funds
Beginning balance	$ 23,861,294
Realized gain (loss)	-
Change in appreciation	1,238,903
Cost of purchases	10,908,933
Proceeds from sales	-
Net transfers in/out of Level 3	-
Ending balance	$ 36,009,130

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

*/s/ J. Grayson Sanders

J. Grayson Sanders., Principal Executive Officer/President

Date 3/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 3/23/18

By (Signature and Title)

*/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 3/23/18